Annual Total Returns (Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares Retail) (Vanguard New Jersey Tax-Exempt Money Market Fund, Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares)
12 Months Ended
Nov. 30, 2013
Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Annual Total Return
2013	0.01%
2012	0.04%
2011	0.05%
2010	0.11%
2009	0.37%
2008	2.08%
2007	3.57%
2006	3.31%
2005	2.29%
2004	1.08%